THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%

	Shares	Value
COMMUNICATION SERVICES — 16.2%
Alphabet, Cl C *	537	$796,349
Comcast, Cl A	23,500	1,005,800
DISH Network, Cl A *	22,400	719,264
Fox	16,000	412,320
Liberty Media -Liberty SiriusXM, Cl C *	18,225	637,693
Verizon Communications	14,125	811,905
ViacomCBS, Cl B	31,400	818,598

		5,201,929

CONSUMER DISCRETIONARY — 9.5%
Aramark	16,000	337,920
Booking Holdings *	200	332,426
Dollar Tree *	11,000	1,026,850
eBay	8,000	442,240
LKQ *	18,000	507,420
TJX	8,000	415,920

		3,062,776

CONSUMER STAPLES — 5.7%
Kraft Heinz	23,100	794,178
Post Holdings *	11,500	1,020,510

		1,814,688

ENERGY — 3.5%
Baker Hughes, Cl A	25,000	387,250
Williams	38,325	733,157

		1,120,407

FINANCIALS — 18.8%
Bank of America	39,000	970,320
Berkshire Hathaway, Cl B *	7,800	1,527,084
Charles Schwab	16,100	533,715
CIT Group	22,600	428,722
Progressive	13,600	1,228,624
Wells Fargo	29,000	703,540
Willis Towers Watson	3,000	630,030

		6,022,035

HEALTH CARE — 16.4%
AbbVie	4,000	379,640
Alexion Pharmaceuticals *	4,000	409,960
Biogen *	1,000	274,690
Cigna	5,209	899,542
CVS Health	16,200	1,019,628
Laboratory Corp of America Holdings *	2,625	506,415
McKesson	7,100	1,066,136
Merck	9,000	722,160

		5,278,171

INDUSTRIALS — 2.4%
Lockheed Martin	1,100	416,867
Raytheon Technologies	6,000	340,080

		756,947

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 8.2%
Apple	740	$314,530
Applied Materials	8,000	514,640
Cisco Systems	10,000	471,000
Dell Technologies, Cl C *	12,000	717,960
Intel	6,000	286,380
QUALCOMM	3,050	322,110

		2,626,620

MATERIALS — 4.0%
Corteva	26,800	765,408
Mosaic	38,000	511,860

		1,277,268

UTILITIES — 8.0%
CenterPoint Energy	21,000	399,210
Dominion Energy	12,000	972,360
FirstEnergy	22,675	657,575
PPL	20,275	539,721

		2,568,866

TOTAL COMMON STOCK
(Cost $26,970,103)		29,729,707

SHORT-TERM INVESTMENT — 7.6%

Federated Government Obligations Money Market Fund,
Cl I, 0.050% (A)	2,436,335	2,436,335

TOTAL SHORT-TERM INVESTMENT
(Cost $2,436,335)		2,436,335

TOTAL INVESTMENTS— 100.3%
(Cost $29,406,438)		$32,166,042

Percentages are based on Net Assets of $32,073,636.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl —Class

As of July 31, 2020, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.